Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

AmeriCredit Financial Services, Inc. (the “Sponsor”) GMF Wholesale Receivables LLC (the “Depositor”) 801 Cherry Street, Suite 3500 Fort Worth, Texas 76102	24 August 2026

Re:	GMF Floorplan Owner Revolving Trust (the “Issuing Entity”)

Sample Account and Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor and Depositor (together, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a revolving pool of receivables (the “Receivables”) and related assets originated in connection with the purchase and financing of new and used car, truck and utility vehicle inventory by retail motor vehicle dealers with floorplan financing accounts established by the Sponsor (the “Accounts”) relating to the Issuing Entity. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files (collectively, the “Provided Data Files”):

i.

Labeled “GFORT Floorplan Dealer Data 20260531.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Accounts Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 May 2026 (the “Cutoff Date”) relating to the Accounts,

ii.

Labeled “GFORT Loan Data 20260531- DIST.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Receivables Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cutoff Date relating to the Receivables and

iii.

Labeled “GFORT Sample VIN—05312026.xlsx” and the corresponding record layout and decode information, as applicable (the “VIN Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the complete vehicle identification number (the “VIN”) for each Sample Receivable (as defined in Attachment A),

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.	The master loan agreement, additional borrower addendum to master loan agreement, schedule 1 or other related documents (collectively and as applicable, the “Master Loan Agreement”) and

ii.	The revolving line of credit billing statement detail (the “Billing Statement”),

as applicable, that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Accounts (as defined in Attachment A),

c.	Warehouse servicing system extraction files:

i.

Labeled “GFORT 2026 Account Details (26).xlsx” and the corresponding record layout and decode information, as applicable (the “Dealer Servicing System Query”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Sample Accounts and

ii.

Labeled “GFORT 2026 VIN Details (150)05312026.xlsx” and the corresponding record layout and decode information, as applicable (the “Receivables Servicing System Query,” together with the Dealer Servicing System Query and Source Documents, the “Sources”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Sample Receivables,

d.

A schedule and the corresponding record layout and decode information, as applicable (the “Model Type Mapping Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the model type corresponding to each Sample Receivable,

e.

Information, assumptions and methodologies (collectively, the “Customer Number Methodology”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain customer numbers for certain Accounts and Receivables,

f.	The list of relevant characteristics (the “Account Sample Characteristics”) on the Accounts Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A,

g.

The list of relevant characteristics (the “Receivable Sample Characteristics,” together with the Account Sample Characteristics, the “Sample Characteristics”) on the Receivables Data File (as defined in Attachment A), which is shown on Exhibit 2 to Attachment A, and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Accounts Data File and Receivables Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Sources, Model Type Mapping Schedule, Customer Number Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Sources, Model Type Mapping Schedule, Customer Number Methodology or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Accounts or Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuing Entity will pay interest and principal on notes issued by the Issuing Entity in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 August 2026

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 25 unique Accounts from the Preliminary Accounts Data File (the “Sample Accounts”) in accordance with the Customer Number Methodology. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Accounts or the methodology they instructed us to use to select the Sample Accounts from the Preliminary Accounts Data File.

For the purpose of the procedures described in this report, the 25 Sample Accounts are referred to as Sample Account Numbers 1 through 25.

2.	As instructed by the Sponsor, on behalf of the Depositor, for each Sample Account with multiple credit lines, as shown on the Preliminary Accounts Data File, we:

a.	Calculated the total dealer net account balance by taking the sum of each dealer net account balance, as shown on the Preliminary Accounts Data File, related to such Sample Account and

b.	Updated the dealer net account balance information on the Preliminary Accounts Data File with the resulting total dealer net account balance calculated above for each Sample Account, as applicable.

The Preliminary Accounts Data File, as adjusted, is hereinafter referred to as the “Accounts Data File.”

3.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 150 Receivables from the Preliminary Receivables Data File (the “Sample Receivables”) in accordance with Customer Number Methodology. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Receivables Data File.

For the purpose of the procedures described in this report, the 150 Sample Receivables are referred to as Sample Receivable Numbers 1 through 150.

4.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Sample Receivable on the Preliminary Receivables Data File with the corresponding VIN, as shown on the VIN Data File. The Preliminary Receivables Data File, as adjusted, is hereinafter referred to as the “Receivables Data File.”

Attachment A Page 2 of 2

5.

For each Sample Account, we compared the Account Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Accounts Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Account Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

6.

For each Sample Receivable, we compared the Receivable Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Receivables Data File, to the corresponding information located in the Receivables Servicing System Query, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Account Sample Characteristics and Sources

Account Sample Characteristic	Source(s)

Customer number	Dealer Servicing System Query

Dealer credit rating	Dealer Servicing System Query

Dealer state	Dealer Servicing System Query and Master Loan Agreement

Dealer cash management account balance	Dealer Servicing System Query

Dealer gross account balance	Dealer Servicing System Query or Billing Statement

Dealer net account balance	a. Dealer Servicing System Query and recalculation or b. Dealer Servicing System, Billing Statement and recalculation

Notes:

i.	The customer number Account Sample Characteristic is for identification purposes only.

ii.

For the purpose of comparing the dealer state Account Sample Characteristic on the Master Loan Agreement for any Sample Account where there were multiple borrowers, the Sponsor, on behalf of the Depositor, instructed us to note agreement with the state, as shown in the Accounts Data File, if it matched any one of the states of the borrowers or additional borrowers, as applicable, as shown on the Master Loan Agreement.

iii.	For the purpose of comparing the dealer gross account balance Account Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iv.

For the purpose of comparing the dealer gross account balance Account Sample Characteristic for each Sample Account (except for Sample Account Number 4), the Sponsor, on behalf of the Depositor, instructed us to use the Dealer Servicing System Query as the Source.

For the purpose of comparing the dealer gross account balance Account Sample Characteristic for Sample Account Number 4, the Sponsor, on behalf of the Depositor, instructed us to use the Billing Statement as the Source.

Exhibit 1 to Attachment A

v.

For the purpose of comparing the dealer net account balance Account Sample Characteristic for each Sample Account (except for Sample Account Number 4), the Sponsor, on behalf of the Depositor, instructed us to recalculate the dealer net account balance as the difference between the:

a.	Dealer gross account balance and

b.	Dealer cash management account balance,

both as shown on the Dealer Servicing System Query, subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the dealer net account balance Account Sample Characteristic for Sample Account Number 4, the Sponsor, on behalf of the Depositor, instructed us to recalculate the dealer net account balance as the difference between the:

a.	Dealer gross account balance, as shown on the Billing Statement, and

b.

Dealer cash management account balance, as shown on the Dealer Servicing System Query, subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the dealer net account balance Account Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Receivable Sample Characteristics

Loan number

VIN

Initial funding amount

Model type (new/used)

Plan code

Current principal balance

Invoice date

Vehicle model

Days in inventory

Notes:

i.	The loan number Receivable Sample Characteristic is for identification purposes only.

ii.

For the purpose of comparing the initial funding amount and current principal balance Receivable Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.

For the purpose of comparing the model type (new/used) Receivable Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the Receivables Servicing System Query as the Source, in accordance with the decode information shown on the Model Type Mapping Schedule, as applicable.

iv.

The Sponsor, on behalf of the Depositor, instructed us not to compare the days in inventory Receivable Sample Characteristic for any Sample Receivable with a days in inventory value of “null,” as shown on the Receivables Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.